Organization Nature and Continuance of Operations (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Organization Nature And Continuance Of Operations Details Narrative
Accumulated deficit	$ (7,655,188)	$ (7,920,385)	$ (5,523,792)
Principal under due amounting portion note	83,200
Interest Receivable	$ 3,200